Commitments and Contingencies (Detail Textuals) - USD ($)					1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2018	Jul. 12, 2017	May 03, 2017	Apr. 01, 2017	Nov. 30, 2017	Nov. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Operating Leased Assets [Line Items]
Rent expense	$ 2,600				$ 32,128	$ 7,559	$ 9,267				$ 43,102	$ 253,437
Lease expenses per month					19,654		$ 300
Value of furniture lease payment					$ 1,650
Loss on disposal of fixed assets										$ (804)	$ (803)	(1,788)
Total expense incurred under agreement									$ 0	$ 220,000
Convertible preferred stock, shares authorized											20,000,000		20,000,000
Convertible preferred stock, par value (in dollars per share)											$ 0.001		$ 0.001
Series E Preferred Stock
Operating Leased Assets [Line Items]
Number of common shares issued to individual investors			1,000,000
Convertible preferred stock, par value (in dollars per share)			$ 0.001
Shares issued, price per share (in dollars per share)			$ 20.00
Aggregate gross proceeds			$ 20,000,000
Guarantor failed to pay within 90 days of notice of purchaser		$ 20,000,000
Independent contractor agreement | K2C, Inc.
Operating Leased Assets [Line Items]
Monthly fee				$ 20,000				$ 10,000
Total expense incurred under agreement											$ 220,000	$ 210,000